Description of the Business and Relevant Events	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Description of the Business and Relevant Events
Note 1. Description of the Business and Relevant Events
I. Corporate Information
América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under the laws of Mexico on September 25, 2000. The Company provides its services in 22 countries or territories. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access, Pay TV, over the top (OTT) and other related services. The Company also sells equipment, accessories and computers.

•	Voice services provided by the Company, both wireless and fixed, mainly include the following: airtime, local, domestic and international long-distance services, and network interconnection services.

•	Data services include value added, corporate networks, data and Internet services.

•	Pay TV represents basic services, as well as pay per view and additional programming and advertising services.

•	AMX provides other related services to advertising in telephone directories, publishing and call center services.

•	The Company also provides video, audio and other media content that is delivered through the internet directly from the content provider to the end user.
In order to provide these services, América Móvil has licenses, permits and concessions (collectively referred to herein as “licenses”) to build, install, operate and exploit public and/or private telecommunications networks and provide miscellaneous telecommunications services (mostly mobile and fixed voice and data services) and to operate frequency bands in the radio-electric spectrum for point-to-point
and
point-to-multipoint
microwave links. The Company holds licenses in the 22 countries where it has networks, and such licenses have different dates of expiration through 2056.
Certain licenses require the payment to the respective governments of a share in sales determined as a percentage of revenues from services under concession. The percentage is set as either a fixed rate or in some cases based on certain size of the infrastructure in operation.
The corporate offices of América Móvil are located in Mexico City, Mexico, at Lago Zurich 245, Colonia Ampliación Granada, Alcaldía Miguel Hidalgo, 11529, Mexico City, Mexico.
The accompanying consolidated financial statements were approved for their issuance by the Company’s Board of Directors and the Chief Financial Officer on
April [29]
, 2024 and subsequent events have been considered through that date.
II. Relevant events in 2023
a) On January 16, 2023, the Company announced that, after extensive dialogue with the Telephone Operators Union of the Mexican Republic, a constructive agreement had been reached regarding retirement conditions (pensions) for new personnel hired by Teléfonos de México, S.A.B de C.V. (hereinafter “Telmex”) from January 2023.

b) On February 3, 2023 and between the months of March and July 2023, as part of the Company’s reorganization plan approved in early 2021, the Company completed the sale of 1,388 and 3,204 of its telecommunications towers property of its subsidiaries in the Dominican Republic and Peru, respectively, to Sitios Latinoamerica, S.A.B. de C.V. (hereinafter “Sitios Latam”), for a total of 3,704 towers in Peru. The telecommunications towers owned by the Company’s Dominican and Peruvian subsidiaries were sold for an amount of Ps. 2,419,568 and Ps. 3,963,059, respectively.
c) On April 27, 2023, the Company’s shareholders approved a repurchase fund of Ps. 20 billion and the payment of a Ps. 0.46 (forty six peso cents) ordinary dividend per share to be paid in two installments. The Company’s shareholders also agreed to the cancellation of the treasury shares acquired as part of its repurchase program and to modify the sixth article of the Company’s bylaws to reduce share capital proportionally to the cancellation of the shares.
d) On February 6, 2023, the Company entered into a definitive agreement with Österreichische Beteiligungs AG (“OBAG”), with respect to OBAG’s and the Company’s participations in Telekom Austria AG, which became effective on February 6, 2023. The definitive agreement provides a new
10-year
term from February 2, 2023, ensures the Company’s control over Telekom Austria Group and provides the Company with the right to continue to nominate the majority of the Supervisory Board members and to nominate the Chairman and Chief Executive Officer of the Management Board of the Company with decision making vote over all management decisions. As part of the renewal of the definitive agreement, the Company and OBAG agreed to formally execute the spin-off
of the mobile towers in most of the countries in which Telekom Austria AG operates, including Austria. The tower spin-off
was approved by the shareholders of Telekom Austria AG in an extraordinary shareholders’ meeting on August 1, 2023. On September 22, 2023, Telekom Austria AG completed the spin-off
of its telecommunications towers and other related passive infrastructure in Austria, Bulgaria, Croatia, North Macedonia, Serbia and Slovenia and listed the shares of the spun-off
tower company: EuroTeleSites AG, on the Vienna Stock Exchange. As part of the spin-off,
Telekom Austria contributed to EuroTeleSites AG net total assets of €290 million in the form of capital stock, assets and liabilities, mainly consisting of the shares of Telekom Austria’s subsidiary holding telecommunications towers and other associated infrastructure in the countries in which Telekom Austria operates. The Telekom Austria AG shareholders received one EuroTeleSites AG share for every four Telekom Austria AG shares they owned.
e) On June 9, 2023, the Company closed a 500 million-euro, five-year bullet loan for EuroTeleSites AG. The loan was provided by a group of six international banks. On July 6, 2023, EuroTeleSites AG launched a 5.25%, 500 million-euro five-year bond. The five-year bullet loan and five-year bond ensured EuroTeleSites AG was fully funded at the time of the spin-off.
f) On June 26, 2023, the Company launched the inaugural issue of its new global peso notes program, authorized for up to Ps. 130 billion over five years. In its inaugural offering, registered both with the SEC in the U.S.A. and with the National Banking and Securities Commission (for and hereinafter referred to its acronym in Spanish “CNBV”) in Mexico, the Company issued a seven-year, Ps. 17 billion, 9.5% sustainable bond—approximately US$ 1 billion equivalent—maturing in January 2031.
g) On July 24, 2023, the Company acquired, through its subsidiary América Móvil, B.V., shares corresponding to 5.55% of the voting rights in Telekom Austria AG from a private investor. Subsequently, through a series of open market transactions, América Móvil, B.V. acquired an additional 1.85% of the voting rights, as of December 31, 2023 overall ownership in Telekom Austria AG of 58.4% of its total outstanding shares.
h) On December 26, 2023, the Company entered into a transaction agreement with Liberty Latin America Ltd. (“LLA”), its joint venture, Claro Chile, SpA (hereinafter, “ClaroVTR”), and certain affiliates of the Company and LLA. Pursuant to the transaction agreement, the Company and LLA agreed to, collectively in proportion to their respective shareholding percentage interest or individually, provide additional capital required by ClaroVTR through June 30, 2024 in an aggregate amount not to exceed CLP$972.4 billion (Ps. 18,728,611).